Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Income (Loss) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss (numerator) Basic loss per share, basic	$ (928,888)	$ (363,156)	$ (3,076,873)	$ (1,197,035)	$ (1,985,234)	$ (1,783,705)
Net loss (numerator) Effect of dilutive securities-common stock options and warrants
Net loss (numerator) Diluted loss per share, diluted	$ (928,888)	$ (363,156)	$ (3,076,873)	$ (1,197,035)	$ (1,985,234)	$ (1,783,705)
Shares (denominator) Basic loss per shares , basic	130,083,598	100,587,843	125,271,516	92,513,317	99,951,385	76,227,524
Shares (denominator) Effect of dilutive securities-common stock options and warrants
Shares (denominator) Diluted loss per shares, diluted	130,083,598	100,587,843	125,271,516	92,513,317	99,951,385	76,227,524
Per share amount Basic loss per share, basic	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.02)
Per share amount Effect of dilutive securities-common stock options and warrants
Per share amount Diluted loss per share, diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.02)